Document and Entity Information	12 Months Ended
Feb. 28, 2026
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Feb. 28, 2026
Current Fiscal Year End Date	--02-28
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Central Index Key	0001616262
Entity Registrant Name	Rocky Mountain Chocolate Factory, Inc.
Amendment Flag	false
EBP 001
Document Information [Line Items]
Document Type	11-K
Entity Central Index Key	0001616262
Entity Registrant Name	Rocky Mountain Chocolate Factory, Inc.
Amendment Flag	false